Income Taxes - Deferred tax assets and deferred tax liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Federal Net Operating loss	$ 20,430
Total deferred tax asset	49,000
Less: valuation allowance	(49,000)
Humacyte, Inc.
Deferred tax assets:
Organizational costs/Startup expenses	2,519,000	$ 1,669,000
Deferred Tax Assets, in Process Research and Development	32,337,000	19,660,000
Deferred Tax Assets, Tax Credit Carryforwards, Research	15,056,000	10,658,000
Federal Net Operating loss	53,515,000	50,616,000
Deferred Tax Assets, Right of Use Liabilities	177,000	207,000
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Accrued Liabilities	57,000	71,000
Deferred Tax Assets, Other	1,000	1,000
Total deferred tax asset	103,662,000	82,882,000
Less: valuation allowance	(101,757,000)	(82,193,000)
Total net deferred tax asset	1,905,000	689,000
Deferred tax liabilities:
Basis difference in fixed assets	(1,728,000)	(482,000)
Right of Use Lease Assets	(177,000)	(207,000)
Total deferred tax liability	$ (1,905,000)	$ (689,000)